Share warrant obligation (Details) - $ / shares	Aug. 27, 2021	Aug. 26, 2021	Dec. 31, 2022
Share warrant obligation
Number of shares entitled per warrant	1
Warrants price	$ 11.50
Number of warrants converted		20,250,000	20,249,993
Public Warrants
Share warrant obligation
Number of warrants converted		13,499,993	13,499,993
Private Warrants
Share warrant obligation
Number of warrants converted		6,750,000	6,750,000
Kismet Acquisition One Corp
Share warrant obligation
Number of shares entitled per warrant		1
Warrants price		$ 11.50
Number of warrants converted		20,250,000	20,250,000
Kismet Acquisition One Corp | Public Warrants
Share warrant obligation
Number of warrants converted		13,499,993
Kismet Acquisition One Corp | Private Warrants
Share warrant obligation
Number of warrants converted		6,750,000